Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Residential Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Barclays Mortgage Trust 2021-NPL1		Countrywide Home Loans, Inc.	346	$55,389,673	16.8%	1	$108,544[3]	0.03%[4]	1	$108,544[5]	0.03%[6]	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Various Originators	1,997	$274,441,828	83.2%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
Barclays Mortgage Trust 2021-NPL1 Totals			2,343	$329,831,501	100%	1	$108,544	0.03%	1	$108,544	0.03%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
Residential Mortgage Loan Totals			2,343	$329,831,501		1	$108,544		1	$108,544		0	$-		0	$-		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate. There may be delays in the transmission of information from Demand Entities due to disruptions resulting from the COVID-19 pandemic.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Based on the principal balance of the related asset as of the closing date.

4 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the closing date.

5 Based on the principal balance of the related asset as of the closing date.

6 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the closing date.